Note 3 - Significant Accounting Policies (Details Textual)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Useful life measured in production or other similar units, intangible assets other than goodwill	10
Pilot plant [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	2 years